EARNINGS PER SHARE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Summary of Earnings Per Share

The following table presents earnings per share for the three and six months ended June 30, 2016 and 2015:

	Three months ended		Six months ended
	June 30, 2016	June 30, 2015	June 30, 2016	June 30, 2015
Basic:
Net income allocable to common stockholders	$2,846	$2,526	$6,285	$4,924

Weighted average common shares outstanding	8,216,097	6,143,438	8,213,912	6,105,684
Weighted average vested restricted stock units	—	127,289	—	165,043

Weighted average shares	8,216,097	6,270,727	8,213,912	6,270,727

Basic earnings per common share	$0.35	$0.40	$0.77	$0.79

Diluted:
Net income allocable to common stockholders	$2,846	$2,526	$6,285	$4,924

Weighted average common shares outstanding for:
Basic earnings per common share	8,216,097	6,270,727	8,213,912	6,270,727
Dilutive effects of the assumed exercise of stock options	113,202	18,021	112,703	17,083

Average shares and dilutive potential common shares	8,329,299	6,288,748	8,326,615	6,287,810

Diluted earnings per common share	$0.34	$0.40	$0.75	$0.78

Earnings per share were computed as follows:

	2015	2014	2013
Basic:
Net income allocable to common stockholders	$10,123	$8,279	$6,895

Weighted average common shares outstanding	6,433,503	6,263,867	7,417,490
Weighted average vested restricted stock units	81,843	35,553	9,771

Weighted average shares	6,515,346	6,299,420	7,427,261

Basic earnings per common share	$1.55	$1.31	$0.93

Diluted:
Net income allocable to common stockholders	$10,123	$8,279	$6,895

Weighted average common shares outstanding for:
Basic earnings per common share	6,515,346	6,299,420	7,427,261
Dilutive effects of the assumed exercise of stock options	44,675	565	—
Dilutive effects of the assumed redemption of RSU’s	—	73,298	64,759

Average shares and dilutive potential common shares	6,560,021	6,373,283	7,492,020

Diluted earnings per common share	$1.54	$1.30	$0.92